Transactions with Related Parties	6 Months Ended
Jun. 30, 2018
Transactions with Related Parties

3. Transactions with Related Parties

(a)   Altair Travel Agency S.A (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company’s CEO and Chairman of the Board. Travel expenses for the six months ended June 30, 2018 and 2017 were $356 and $339 respectively, and are included in Operating expenses, in General and administrative expenses and in Loss / (gain) on vessels’ sale in the accompanying unaudited interim consolidated statements of operations. As at June 30, 2018 and December 31, 2017, an amount of $43 and $21, respectively, was payable to Altair and is included in Due to related parties, current in the accompanying consolidated balance sheets.

(b)   Steamship Shipbroking Enterprises Inc. (“Steamship Shipbroking”): Steamship Shipbroking, a company controlled by the Company’s CEO and Chairman of the Board, provides brokerage services to DCI, pursuant to a Brokerage Services Agreement for a fixed fee. For the six months ended June 30, 2018 and 2017, total brokerage fees to Steamship Shipbroking amounted to $840 and $840 respectively, and are included in General and administrative expenses in the accompanying unaudited interim consolidated statements of operations. As at June 30, 2018 and December 31, 2017 there was no amount due from or due to Steamship Shipbroking. As at December 31, 2017, an amount of $420 has been accrued for in connection with bonuses approved to Steamship Shipbroking and is included in Accrued liabilities in the accompanying consolidated balance sheets.

(c)    Diana Shipping Inc. (“DSI”): The amounts of related party loans shown in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2018	Current	Non-current	December 31, 2017	Current	Non-current

Diana Shipping Inc - Term Loan	$33,940	$33,940	$-	$82,617	$82,617	$-
Discount Premium payable to the lenders	4,532	4,532	-	2,292	2,292	-
less unamortized deferred financing costs	-	-	-	(77)	(77)	-
Related party financing, net of unamortized deferred financing costs	$38,472	$38,472	$-	$84,832	$84,832	$-

On May 20, 2013, the Company, through its subsidiary Eluk Shipping Company Inc., entered into an unsecured loan agreement of up to $50,000 with Diana Shipping Inc., to be used to fund vessel acquisitions and for general corporate purposes. The loan was guaranteed by the Company and initially bore interest at a rate of LIBOR plus a margin of 5.0% per annum and a fee of 1.25% per annum (“back-end fee”) on any amounts repaid upon any repayment or voluntary prepayment dates. In August 2013, the full amount was drawn down under the loan agreement, which was repayable on August 20, 2017. Under an amendment signed on September 9, 2015, the maturity of the loan was extended until March 15, 2022, and the agreement provided for annual repayments of $5,000, plus a balloon instalment at the final maturity date, and bore interest at LIBOR plus margin of 3.0% per annum. The Company also agreed to pay at the date of the amendment the accumulated back-end fee, amounting to $1,302, and that no additional back-end fee would be charged thereafter. Furthermore, the Company agreed to pay at the final maturity date a flat fee of $200. Following another amendment on September 12, 2016, the loan was undertaken by Kapa Shipping Company Inc. and its repayment was immediately suspended and deferred to a later date. Finally, the margin was revised to 3.35% per annum until December 31, 2018, thereafter reverting to 3.0% per annum until maturity.

On May 30, 2017, the Company issued 100 shares of its newly-designated Series C Preferred Stock, par value $0.01 per share, to DSI, in exchange for a reduction of $3,000 in the principal amount of the Company's outstanding loan, thus leaving an outstanding principal balance of $42,417.

On June 30, 2017, the Company refinanced the above loan. The principal amount of the new secured loan is $82,617 and includes the $42,417 outstanding principal balance as of June 30, 2017, increased by the flat fee of $200 which was payable at maturity, and an additional $40,000. The amount of $40,000 was drawn to partially repay the Company’s then existing loan with The Royal Bank of Scotland plc (“RBS”), whose settlement resulted in a net gain of $42,185 for the Company, which is reflected in Gain from bank debt write off in the accompanying unaudited interim consolidated statements of operations. The new loan matures on December 31, 2018 and provides for an additional $5,000 interest-bearing “discount premium”, which is payable at maturity and is recognized in Interest and Finance costs throughout the life of the loan and in Related party financing, net of unamortized deferred financing costs. Until the full repayment of the Addiewell loan (Note 5), the DSI loan was subordinated to the Addiewell loan and was secured by second priority mortgages over all the Company's containerships. After the full repayment of the Addiewell loan in May 2018, the DSI loan is secured by first priority mortgages over all the Company's containerships. It also bears interest at the rate of 6% per annum for the first twelve months, scaled to 9% per annum for the next three months and further scaled to 12% per annum for the remaining three months until maturity, includes financial and other covenants which stipulate the repayment with proceeds from the sale of assets of the Company, proceeds from the issuance of new equity and proceeds from the exercise of existing warrants to purchase the Company's Series B Convertible Preferred Shares (Note 7) and prohibits the payment of dividends. During the first six months of 2018, the Company repaid $48,677 of its outstanding loan balance, by making use of warrant proceeds and vessels’ sales proceeds, according to the respective terms of the loan agreement. As at June 30, 2018, the Company has classified an amount of $19,443 as Restricted Cash, representing cash collected on June 29, 2018 upon the sale of the vessel “Puelo” (Note 4), which was immediately repayable to the lenders, according to the terms of the loan agreement. In July 2018, the Company repaid its entire outstanding loan balance and the discount premium due to DSI, using the proceeds from the sale of the vessels “Puelo” and “Hamburg”, and accordingly, the loan agreement was terminated (Notes 4 and 10).

For the six months ended June 30, 2018 and 2017, interest expense incurred under the loan agreements with DSI amounted to $1,943 and $968, respectively, while the discount premium amortization for the six months ended June 30, 2018 and 2017, amounted to $2,240 and $9, respectively. Interest expense and discount premium amortization are included in Interest and finance costs in the accompanying unaudited interim consolidated statements of operations. Accrued interest as of June 30, 2018 and December 31, 2017 amounted to $16 and $44, respectively, and is included in Due to related parties, current in the accompanying consolidated balance sheets.